ACCOUTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2018
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOUTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES

Changes to accounting policies

Arauco applied IFRS 15 “Revenue from Contracts with Customers” and IFRS 9 “Financial instruments” for the first time. These new standards require an assessment of the impacts over each of the affected accounting accounts and balances as of January 1, 2018, as part of the transition to the new accounting standards.

The Company has identified the changes as a result of the application of the standards, acknowledging the accumulated effect of their initial application as a restatement of the opening balances of the retained earnings and reserves as of January 1, 2018; therefore, the financial statements as of December 31, 2017 have not been modified.

The impact of the implementation of IFRS 9 - Financial instruments, and IFRS 15 - Revenue from Contracts with Customers, is explained in note 1 z).

Changes to accounting estimates

As of December 31, 2018, there have been no changes regarding the accounting estimates for the 2017 financial year.